Accounts and notes receivable	12 Months Ended
Dec. 31, 2021
Accounts and notes receivable
Accounts and notes receivable
18	Accounts and notes receivable

Accounts and notes receivable comprised the following:

	As at 31 December
	2021	2020

Accounts receivable	40,274,603	30,045,678
Notes receivable	3,743,482	8,325,966

	44,018,085	38,371,644

Less: Loss allowance	140,088	155,929

Total	43,877,997	38,215,715

Analyzed into:
Accounts receivable
- At amortized cost	39,996,822	28,789,790
- At fair value through other comprehensive income
	277,781	1,255,888
Notes receivable
- At amortized cost	3,743,482	8,325,966

In November 2020, the Group’s subsidiary, Shandong Power, entered into two agreements of single assets management plans (the “Assets Management Plans”) with Yingda Securities Co., Ltd. Under the Assets Management Plans, the Group is not exposed to default risks of the accounts receivable after the transfer. Subsequent to the transfer, the Group did not retain any rights on the use of the accounts receivable, including the sale, transfer or pledge of the accounts receivable to any other third parties.As at 31 December 2021, one of the Assets Management Plans expired. The original carrying value in aggregate of the accounts receivable transferred and derecognized under the arrangement that have not been settled as at 31 December 2021 was RMB220 million (2020: RMB1,220 million).

During the year ended 31 December 2021, the Group recognized RMB14.86 million loss on the date of transfer of the accounts receivable (2020: RMB41.48 million).

The gross amounts of accounts receivable and notes receivable are denominated in the following currencies:

	As at 31 December
	2021	2020

RMB	39,818,368	35,113,954
S$(RMB equivalent)	1,177,499	996,686
US$(RMB equivalent)	85,595	21,640
PKR (RMB equivalent)	2,936,623	2,239,364

Total	44,018,085	38,371,644

18	Accounts and notes receivable (continued)

The Group usually grants credit periods of about one month to domestic local power grid customers from the end of the month in which the sales are made. SinoSing Power provides credit periods that range from 5 to 60 days from the dates of billing. Certain accounts receivable of Singapore subsidiaries are backed by bankers’ guarantees and/or deposits from customers. It is not practicable to determine the fair value of the collateral that corresponds to these accounts receivable. Due to the cash flow difficulties caused by COVID-19, the credit period of accounts receivable from CPPA-G by Ruyi Pakistan Energy increased from one month to five months.

As at 31 December 2021, no accounts receivable were pledged to banks as collateral for loans (2020: Nil).

The Group, except for Singapore subsidiaries, does not hold any collateral or other credit enhancements over its accounts receivable. The accounts receivable are non-interest-bearing.

For the collateral of notes receivable, please refer to Note 26 for details.

Movements of loss allowance during the years are analyzed as follows:

	2021	2020
Beginning of the year	(155,929)	(195,320)
Provision	(22,096)	(24,105)
Reversal	36,586	441
Write-off	925	20
Others	—	62,772
Currency translation differences	426	263

End of the year	(140,088)	(155,929)

An ageing analysis of accounts and notes receivable based on the invoice date was as follows:

	As at 31 December
	2021	2020
Within 1 year	43,683,311	37,966,985
Between 1 to 2 years	114,471	174,604
Between 2 to 3 years	59,241	86,388
Over 3 years	161,062	143,667

Total	44,018,085	38,371,644

As at 31 December 2021, the maturity period of the notes receivable ranged from 1 to 12 months (2020: from 1 to 12 months).